Statement of Financial Position and Equity Movement of the Company (Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	¥ 11,310,032	¥ 11,713,022
Investment properties	352,188	367,586
Right-of-use assets	385,643	410,801
Construction in progress	3,293,177	1,710,124
Investments accounted for using the equity method	4,088,888	5,387,834
Time deposits with banks	5,581,435	7,042,840
Other non-current assets	787,807	424,959
Non-current assets	25,988,313	27,314,287
Current assets
Derivative financial instruments	81,405	0
Inventories	5,923,525	3,888,746
Trade receivables	77,425	113,163
Other receivables	47,597	18,101
Amounts due from related parties	1,212,331	1,092,316
Prepayments	43,686	19,552
Financial assets at fair value through other comprehensive income (FVOCI)	1,047,690	1,207,114
Time deposits with banks	7,386,607	4,049,443
Cash and cash equivalents	5,112,010	6,916,408	¥ 7,449,699	¥ 8,741,893
Current assets	20,932,276	17,304,843
Current liabilities
Trade and other payables	3,095,694	2,820,083
Contract liabilities	424,607	495,404
Amounts due to related parties	6,304,816	3,656,841
Staff salaries and welfares payable	260,096	244,506
Borrowings	1,559,800	1,548,000
Short-term bonds	0	3,017,811
Lease liabilities	3,229	9,352
Derivative financial instruments	23,804	0
Income tax payable	258,466	19,425	226,269
Current tax liabilities	3,865,231	3,420,824
Current liabilities	15,795,743	15,232,246
Non-current liabilities
Lease liabilities	1,384	3,119
Deferred income	12,720	13,433	¥ 10,005
Non-current liabilities	747,448	51,909
CAPITAL AND RESERVES
Share capital	10,823,814	10,823,814
Reserves	19,418,325	18,374,176
Equity attributable to owners of the Company	30,242,139	29,197,990
The Company [member]
Non-current assets
Property, plant and equipment	10,914,990	11,279,484
Investment properties	381,540	396,676
Right-of-use assets	275,924	296,371
Construction in progress	3,201,111	1,694,937
Investments in subsidiaries	2,048,328	2,048,328
Investments accounted for using the equity method	3,299,050	4,594,451
Time deposits with banks	5,381,149	7,042,840
Deferred tax assets	178,084	238,040
Other non-current assets	769,492	402,304
Non-current assets	26,449,668	27,993,431
Current assets
Derivative financial instruments	81,405	0
Inventories	5,726,264	3,685,456
Trade receivables	149	1,484
Other receivables	8,276	6,447
Amounts due from related parties	1,116,553	975,952
Prepayments	13,790	6,559
Financial assets at fair value through other comprehensive income (FVOCI)	615,689	735,262
Time deposits with banks	7,386,605	4,049,441
Cash and cash equivalents	4,927,519	5,460,067
Current assets	19,876,250	14,920,668
Current liabilities
Trade and other payables	2,389,508	2,287,762
Contract liabilities	376,834	423,838
Amounts due to related parties	7,423,883	3,507,497
Staff salaries and welfares payable	253,800	239,537
Borrowings	1,500,000	1,500,000
Short-term bonds	0	3,017,811
Lease liabilities	1,604	7,897
Derivative financial instruments	23,804	0
Income tax payable	249,332	0
Current tax liabilities	3,843,541	3,392,922
Current liabilities	16,062,306	14,377,264
Net current assets	3,813,944	543,404
Total assets less current liabilities	30,263,612	28,536,835
Non-current liabilities
Interest-bearing borrowings	700,000	0
Lease liabilities	399	1,911
Deferred income	12,720	13,433
Non-current liabilities	713,119	15,344
NET ASSETS	29,550,493	28,521,491
CAPITAL AND RESERVES
Share capital	10,823,814	10,823,814
Reserves	18,726,679	17,697,677
Equity attributable to owners of the Company	¥ 29,550,493	¥ 28,521,491